ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salary and welfare payable	¥ 8,101	$ 1,271	¥ 6,866
Payable for acquisition of non-controlling interests	245	38	245
Accrued rental	1,140	179	1,768
Accrued expenses	8,174	1,283	14,136
Value added tax and other taxes payable	417	65	263
Payable for property and equipment	71	11	559
Accrued utilities	58	9	52
Other payables	1,564	246	1,464
Total	¥ 19,770	$ 3,102	¥ 25,353